Federated Institutional High Yield Bond Fund
A Portfolio of Federated Institutional Trust
INSTITUTIONAL SHARES (TICKER FIHBX)
CLASS R6 SHARES (TICKER FIHLX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2018
On May 16, 2019, the Board of Trustees of the Federated Institutional High Yield Bond Fund (the “Fund”) approved the following change:
■	Effective June 30, 2019, the 2% redemption fee will be eliminated.
Accordingly, effective as of June 30, 2019, all references to the redemption fee in the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are removed.
May 17, 2019
Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454713 (5/19)
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